UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Excelsia Investment Advisors
Address:  15 Lake Street, Suite 100
          Savannah, GA  31411

Form 13F File Number: 028-14612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Shirley Winters
Title: Controller
Phone: 912-598-4032

Signature, Place, and Date of Signing:

    Shirley Winters          Savannah, GA              January 31,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               43
                                                  -----------------------

Form 13F Information Table Value Total:              $117907(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:



                                                                  Excelsia Investment Advisors

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CATERPILLAR INC COM            COM              149123101     2465    27507 SH       Sole                     8855             18652
CHEVRON CORP NEW COM           COM              166764100     2774    25655 SH       Sole                     7570             18085
COCA COLA COMPANY              COM              191216100     2320    64005 SH       Sole                    19951             44054
CONOCOPHILLIPS COM             COM              20825C104     1911    32948 SH       Sole                    10750             22198
CUMMINS INC                    COM              231021106     2373    21903 SH       Sole                     6802             15101
DU PONT E I DE NEMOURS & CO CO COM              263534109     2214    49220 SH       Sole                    16260             32960
ELI LILLY & CO COM             COM              532457108     2419    49045 SH       Sole                    16710             32335
EXXON MOBIL CORP COM           COM              30231G102     3056    35312 SH       Sole                     8966             26346
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     1323    38676 SH       Sole                    12069             26607
INTERNATIONAL BUSINESS MACHS C COM              459200101     2682    14000 SH       Sole                     4290              9710
MERCK & CO INC NEW             COM              58933Y105     2326    56810 SH       Sole                    18045             38765
MURPHY OIL CORP                COM              626717102     3036    50985 SH       Sole                    16485             34500
NEWMONT MNG CORP COM           COM              651639106     1368    29451 SH       Sole                     8946             20505
ORACLE CORP COM                COM              68389X105     3341   100285 SH       Sole                    32590             67695
PEPSICO INC COM                COM              713448108     2388    34895 SH       Sole                    11075             23820
PFIZER INC COM                 COM              717081103     2764   110210 SH       Sole                    34808             75402
PHILIP MORRIS           INTERN COM              718172109     2188    26165 SH       Sole                     8320             17845
PROCTER & GAMBLE CO COM        COM              742718109     2409    35487 SH       Sole                    11095             24392
QEP RES INC COM                COM              74733V100     2792    92239 SH       Sole                    28494             63745
QUALCOMM INC                   COM              747525103     1239    20032 SH       Sole                     6365             13667
VRINGO INC COM                 COM              92911N104      143    50000 SH       Sole                                      50000
BARRICK GOLD CORP COM ISIN#CA0 ADR              067901108     1436    41020 SH       Sole                    12470             28550
BHP BILLITON LTD SPONSORED ADR ADR              088606108      934    11910 SH       Sole                     3610              8300
CANADIAN NATL RY CO COM ISIN#C ADR              136375102     1686    18520 SH       Sole                     5420             13100
GLAXOSMITHKLINE PLC SPONS ADR  ADR              37733W105      895    20600 SH       Sole                     6745             13855
POTASH CORP OF SASKATCHEWAN IN ADR              73755L107     1535    37725 SH       Sole                    11519             26206
RIO TINTO PLC SPONSORED ADR IS ADR              767204100     1840    31668 SH       Sole                    10053             21615
ROYAL DUTCH SHELL PLC   ADR CL ADR              780259206     1286    18649 SH       Sole                     5927             12722
SUNCOR ENERGY INC NEW COM ISIN ADR              867224107     1660    50345 SH       Sole                    15020             35325
WILLIS GROUP HLDGS PUBLIC LTD  ADR              G96666105      891    26560 SH       Sole                     8560             18000
ISHARES TR FTSE NAREIT MTG REI ETF              464288539     2923   213810 SH       Sole                    63340            150470
ISHARES TR RUSSELL 2000 INDEX  ETF              464287655      245     2905 SH       Sole                      710              2195
MARKET VECTORS ETF TR GOLD MIN ETF              57060U100      228     4905 SH       Sole                      260              4645
SPDR DOW JONES INDL AVERAGE ET ETF              78467X109     1275     9763 SH       Sole                      658              9105
SPDR GOLD TRUST                ETF              78463V107    12786    78914 SH       Sole                    22557             56357
UBS AG JERSEY BRH E TRACS LKD  ETF              902641646     1850    56855 SH       Sole                     6522             50333
WISDOMTREE TR EMERGING MKTS EQ ETF              97717W315     4721    82541 SH       Sole                    24969             57572
ISHARES CORE TOTAL U S BOND MA ETF              464287226     1939    17455 SH       Sole                     4130             13325
ISHARES TR BARCLAYS MBS BD FD  ETF              464288588     4908    45449 SH       Sole                    10955             34494
ISHARES TR JPMORGAN USD EMERGI ETF              464288281    14228   115870 SH       Sole                    34262             81608
ISHARES TR S&P U S PFD STK IND ETF              464288687     4024   101555 SH       Sole                    25930             75625
SPDR SER TR BARCLAYS HIGH YIEL ETF              78464A417     4407   108260 SH       Sole                    33100             75160
FIFTH ST FIN CORP COM          OTH              31678A103     4681   449185 SH       Sole                   120995            328190